Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | eBay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Columbia Variable Portfolio – Contrarian Core Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | eBay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Columbia Variable Portfolio – Contrarian Core Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%